REVENUES - Breakdown of revenues by product group (Details) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2020 USD ($) segment	Sep. 30, 2019 USD ($)
Disclosure Of Breakdown Of Revenues On The Basis Product Groups
Number of operating segments | segment			1
Revenues	$ 10,999	$ 8,084	$ 28,262	$ 21,493
WatchPAT and other related services
Disclosure Of Breakdown Of Revenues On The Basis Product Groups
Revenues	10,535	7,589	26,601	19,906
EndoPAT and other related services
Disclosure Of Breakdown Of Revenues On The Basis Product Groups
Revenues	$ 464	$ 495	$ 1,661	$ 1,587